PIMCO Funds

(the "Trust")

Supplement Dated March 23, 2007 to the PIMCO California Short Duration Municipal Income Fund Class A Prospectus dated August 31, 2006

Effective April 1, 2007, the Expense Limitation Agreement dated April 1, 2006 (as revised on August 15, 2006, the "Expense Limitation Agreement"), among the Trust, Pacific Investment Management Company LLC, as administrator (the "Administrator"), Allianz Global Investors Distributor LLC, as distributor (the "Distributor"), and Allianz Global Investors Fund Management LLC will terminate. Pursuant to the Expense Limitation Agreement, the Administrator and the Distributor had contractually agreed to waive 0.05% of the PIMCO California Short Duration Municipal Income Fund's (the "Fund") administrative fee and service fees for the Class A shares of the Fund.

Accordingly, effective April 1, 2007, the table entitled "Annual Fund Operating Expenses" and the corresponding expense examples, under the heading "Fees and Expenses of the Fund" in the "Fund Summary" section of the prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reduction(2)	Net Annual Fund Operating Expenses
Class A	0.20%	0.25%	0.40%	0.85%	(0.05%)	0.80%

(1)	"Other Expenses" reflect an administrative fee of 0.35% and estimated organizational expenses for the Fund's first fiscal year.
(2)

PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees' fees, the total fund operating expenses exceed 0.8049% of the Fund's average net assets attributable to Class A shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class A	$305	$485

Also, effective April 1, 2007, the third sentence in the third paragraph of the "Administrative Fees" section under the heading "Management of the Fund" of the prospectus is removed in its entirety.

PIMCO Funds

(the "Trust")

Supplement Dated March 23, 2007 to the PIMCO California Short Duration Municipal Income Fund Class D Prospectus dated August 31, 2006

Effective April 1, 2007, the Expense Limitation Agreement dated April 1, 2006 (as revised on August 15, 2006, the "Expense Limitation Agreement"), among the Trust, Pacific Investment Management Company LLC, as administrator (the "Administrator"), Allianz Global Investors Distributor LLC, as distributor (the "Distributor"), and Allianz Global Investors Fund Management LLC will terminate. Pursuant to the Expense Limitation Agreement, the Administrator had contractually agreed to waive 0.10% of the PIMCO California Short Duration Municipal Income Fund's (the "Fund") administrative fee for the Class D shares of the Fund.

Accordingly, effective April 1, 2007, the table entitled "Annual Fund Operating Expenses" and the corresponding expense examples, under the heading "Fees and Expenses of the Fund" in the "Fund Summary" section of the prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Annual Fund Operating Expenses
Class D	0.20%	0.25%	0.40%	0.85%	(0.05)%	0.80%

(1)

The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Fund - Administrative Fee" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the NASD, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)

"Other Expenses" reflect an administrative fee of 0.35% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fee, and estimated organizational expenses for the Fund's first fiscal year.

(3)

PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees' fees, the total fund operating expenses exceed 0.8049% of the Fund's average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$82	$266

Also, effective April 1, 2007, the third sentence in the third paragraph of the "Administrative Fee" section under the heading "Management of the Fund" of the prospectus is removed in its entirety.

PIMCO Funds

(the "Trust")

Supplement Dated March 23, 2007 to the PIMCO Funds Bond Funds Class A, B and C Prospectus dated July 31, 2006, as Supplemented to Date

Disclosure Related to the Class B Shares of the Money Market Fund

Effective April 1, 2007, the Expense Limitation Agreement dated October 1, 2004 (the "Expense Limitation Agreement"), among the Trust, Pacific Investment Management Company LLC, as administrator (the "Administrator"), Allianz Global Investors Distributor LLC (formerly, PA Distributors LLC), as distributor (the "Distributor"), and Allianz Global Investors Fund Management LLC (formerly, PA Fund Management LLC) will terminate. Pursuant to the Expense Limitation Agreement, PIMCO and the Distributor had contractually agreed to reduce the aggregate administrative fee and distribution and/or service (12b-1) fees for the Class B shares of the PIMCO Money Market Fund to 0.83% of average daily net assets.

Accordingly, effective April 1, 2007, the table entitled "Annual Fund Operating Expenses" and the corresponding expense examples, under the heading "Fees and Expenses of the Fund" in the "Fund Summaries" section of the prospectus relating to the PIMCO Money Market Fund are replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.12%	0.10%	0.35%	0.57%
Class B	0.12	1.00	0.35	1.47
Class C	0.12	0.10	0.35	0.57

(1)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD, Inc.

(2)	"Other Expenses" reflect an administrative fee of 0.35%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$58	$183	$318	$714	$58	$183	$318	$714
Class B	150	465	803	1,181	150	465	803	1,181
Class C	58	183	318	714	58	183	318	714

Disclosure Related to PIMCO Short-Term Fund

Effective April 1, 2007, the Expense Limitation Agreement dated April 1, 2006 (as revised on August 15, 2006, the "Expense Limitation Agreement"), among the Trust, Pacific Investment Management Company LLC, as administrator (the "Administrator"), Allianz Global Investors Distributor LLC, as distributor (the "Distributor"), and Allianz Global Investors Fund Management LLC will terminate. Pursuant to the Expense Limitation Agreement, the Administrator and the Distributor had contractually agreed to waive 0.05% of the PIMCO Short-Term Fund's (the "Fund") administrative fee and distribution and/or service (12b-1) fees, respectively, for the Class A, B and C shares of the Fund.

Accordingly, effective April 1, 2007, the table entitled "Annual Fund Operating Expenses" and the corresponding expense examples, under the heading "Fees and Expenses of the Fund" in the "Fund Summaries" section of the prospectus relating to the PIMCO Short-Term Fund are replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.35%	0.85%
Class B	0.25	1.00	0.35	1.60
Class C	0.25	0.55	0.35	1.15

(1)

Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD, Inc.

(2)	"Other Expenses" reflect an administrative fee of 0.35%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$310	$490	$686	$1,250	$310	$490	$686	$1,250
Class B	663	805	1,071	1,699	163	505	871	1,699
Class C	217	365	633	1,398	117	365	633	1,398

PIMCO Funds

(the "Trust")

Supplement Dated March 23, 2007 to the PIMCO Funds Municipal Bond Funds Class A, B and C Prospectus dated July 31, 2006

Disclosure Related to PIMCO Short Duration Municipal Income Fund

Effective April 1, 2007, the Expense Limitation Agreement dated April 1, 2006 (as revised on August 15, 2006, the "Expense Limitation Agreement"), among the Trust, Pacific Investment Management Company LLC, as administrator (the "Administrator"), Allianz Global Investors Distributor LLC, as distributor (the "Distributor"), and Allianz Global Investors Fund Management LLC will terminate. Pursuant to the Expense Limitation Agreement, the Administrator and the Distributor had contractually agreed to waive 0.05% of the PIMCO Short Duration Municipal Income Fund's (the "Fund") administrative fee and distribution and/or service (12b-1) fees, respectively, for the Class A and C shares of the Fund.

Accordingly, effective April 1, 2007, the table entitled "Annual Fund Operating Expenses" and the corresponding expense examples, under the heading "Fees and Expenses of the Fund" in the "Fund Summaries" section of the prospectus regarding the PIMCO Short Duration Municipal Income Fund are replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.20%	0.25%	0.35%	0.80%
Class C	0.20	0.55	0.35	1.10

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)	"Other Expenses" reflect an administrative fee of 0.35%.

Examples.  The Examples are intended to help you compare the cost of investing in Classes A or C of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$305	$475	$659	$1,193	$305	$475	$659	$1,193
Class C	212	350	606	1,340	112	350	606	1,340

PIMCO Funds

(the "Trust")

Supplement Dated March 23, 2007 to the PIMCO Funds Municipal Bond Funds Class D Prospectus dated July 31, 2006

Disclosure Related to PIMCO Short Duration Municipal Income Fund

Effective April 1, 2007, the Expense Limitation Agreement dated April 1, 2006 (as revised on August 15, 2006, the "Expense Limitation Agreement"), among the Trust, Pacific Investment Management Company LLC, as administrator (the "Administrator"), Allianz Global Investors Distributor LLC, as distributor (the "Distributor"), and Allianz Global Investors Fund Management LLC will terminate. Pursuant to the Expense Limitation Agreement, the Administrator had contractually agreed to waive 0.10% of the PIMCO Short Duration Municipal Income Fund's (the "Fund") administrative fees for the Class D shares of the Fund.

Accordingly, effective April 1, 2007, the table entitled "Annual Fund Operating Expenses" and the corresponding expense examples, under the heading "Fees and Expenses of the Fund" in the "Fund Summaries" section of the prospectus regarding the PIMCO Short Duration Municipal Income Fund are replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.20%	0.25%	0.35%	0.80%

(1)

The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds - Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the NASD. To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)	"Other Expenses" reflect an administrative fee of 0.35% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class D	$82	$255	$444	$990

PIMCO Funds

(the "Trust")

Supplement Dated March 23, 2007 to the PIMCO Funds Class R Prospectus dated October 1, 2006, as Supplemented to Date

Disclosure Related to PIMCO Short-Term Fund

Effective April 1, 2007, the Expense Limitation Agreement dated April 1, 2006 (as revised on August 15, 2006, the "Expense Limitation Agreement"), among the Trust, Pacific Investment Management Company LLC, as administrator (the "Administrator"), Allianz Global Investors Distributor LLC, as distributor (the "Distributor"), and Allianz Global Investors Fund Management LLC will terminate. Pursuant to the Expense Limitation Agreement, the Administrator and the Distributor had contractually agreed to waive 0.05% of the PIMCO Short-Term Fund's (the "Fund") administrative fee and distribution and/or service (12b-1) fees, respectively, for the Class R shares of the Fund.

Accordingly, effective April 1, 2007, the table entitled "Annual Fund Operating Expenses" and the corresponding expense examples, under the heading "Fees and Expenses of the Fund" in the "Fund Summaries" section of the prospectus relating to the PIMCO Short-Term Fund are replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.35%	1.10%

(1)

Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)	"Other Expenses" reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$112	$350	$606	$1,340